Intangible assets - Additional Information (Details) - EUR (€)	1 Months Ended	6 Months Ended	35 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Jul. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill		€ 46,289,000	€ 45,193,000	€ 95,215,000	€ 96,967,000
2014 Monalizumab (NKG2A) agreement, with Novo Nordisk
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill		5,096,000	4,057,000
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		€ 43,529,000
2017 IPH5401 in-licensing agreement, with Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Total intangible assets other than goodwill						€ 40,000,000
Impairment of intangible assets			€ 0
Payments for milestone	€ 1,000,000
Discount rate used in current measurement of fair value less costs of disposal			12.00%